Labor Obligations (Tables)	3 Months Ended
Mar. 31, 2026
Labor Obligations [Abstract]
Schedule of Labor obligations
	March 31, 2026	December 31, 2025
Personnel expenses payable	570,107	488,873
Social security charges payable (1) (2)	80,793	106,045
Total	650,900	594,918

(1)	Of the balance of social security charges payable, for the period ended March 31, 2026 R$ 43.222 (R$ 73,813 for the year ended December 31, 2025), correspond to payroll taxes and social security charges resulting from cash-settled awards and equity-settled awards, as disclosed in Note 20d.

(2)	As of December 31, 2025 the amount R$ 126,966 was reclassified from Labor obligations to Tax Claims as explained on note 19c.